CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net income (loss)	$ 4,839,000	$ (6,174,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	23,040,000	17,786,000
Amortization of financing costs and accretion of purchase price payable	251,000	178,000
Interest expense, net of amortization and accretion	1,828,000	1,815,000
Cash paid for interest	(2,007,000)	(1,869,000)
Loss on foreign currency transactions	144,000	173,000
Loss on fair value of warrants		2,112,000
Loss (gain) loss on fair value of convertible debentures	(1,150,000)	3,591,000
Loss (gain) on disposal of property and equipment	45,000	(94,000)
Loss on extinguishment of debt	281,000
Loss on settlement of shares to be issued	442,000
Stock-based compensation	5,493,000	4,952,000
Other income from government grant	(4,885,000)
Derecognition of purchase price payable	(178,000)
Provision (benefit) for income taxes	(1,904,000)	(3,155,000)
Cash paid for income taxes	(653,000)	(368,000)
Change in working capital (net of acquisitions):
Increase in accounts receivable	(201,000)	(868,000)
Increase in inventory	(2,419,000)	(89,000)
Decrease (increase) in prepaid and other current assets	450,000	(858,000)
Increase in deferred revenue	31,000	332,000
Increase in accounts payables and accrued liabilities	2,897,000	297,000
Net cash flow provided by operating activities	26,344,000	17,761,000
Investing activities
Purchase of property and equipment	(9,161,000)	(5,046,000)
Cash proceeds from sale of property and equipment	193,000	98,000
Cash paid for acquisitions	(33,525,000)	(12,890,000)
Net cash flow used in investing activities	(42,493,000)	(17,838,000)
Financing activities
Repayments of loans	(11,900,000)	(10,416,000)
Repayments of leases	(3,822,000)	(2,547,000)
Proceeds from credit facility	12,000,000
Issuance costs relating to credit facility	(1,779,000)
Proceeds from exercise of warrants		17,474,000
Cash in lieu of shares to be issued	(1,100,000)
Proceeds from exercise of options	567,000	1,603,000
Payments of purchase price payable	(3,817,000)	(1,274,000)
Net cash flow (used in) provided by financing activities	(9,851,000)	4,840,000
Net increase (decrease) in cash	(26,000,000)	4,763,000
Effect of exchange rate changes on cash held in foreign currencies	(96,000)	622,000
Cash, beginning of year	34,612,000	29,227,000
Cash, end of year	$ 8,516,000	$ 34,612,000